INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 10,344		$ 7,856
Non-current	7,759	$ 6,522	6,567	[1]
Current	2,585	$ 1,283	1,289	[1]
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Carrying value	254		107
At fair value through profit or loss | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Carrying value	52		65
At fair value through profit or loss | Derivatives designated as net investment hedges
Disclosure of fair value measurement of liabilities [line items]
Carrying value	161		0
At fair value through profit or loss | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Carrying value	41		40
At fair value through profit or loss | Other
Disclosure of fair value measurement of liabilities [line items]
Carrying value	0		2
At amortized cost | Principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Carrying value	7,519		7,298
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Carrying value	79		81
At amortized cost | Discounts, unamortized fees, hedge basis adjustment
Disclosure of fair value measurement of liabilities [line items]
Carrying value	(10)		(13)
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying value	7,588		7,366
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,083
At amortized cost | Put-option liability over non-controlling interest
Disclosure of fair value measurement of liabilities [line items]
Carrying value	342		306
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Carrying value	77		77
At amortized cost | Financial liabilities at amortised cost, class
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 10,090		$ 7,749

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.